Commitments and Contingencies (Details Textual)		3 Months Ended		6 Months Ended
	May 05, 2018 USD ($) ft²	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Commitments and Contingencies (Textual)
Lease term	5 years
Area of office space | ft²	2,300
Rent expense		$ 88,875	$ 155,661	$ 69,022	$ 77,856
Lease term, description	The Company signed a 5-year lease for approximately 2,300 square feet of office space at 2050 Center Avenue suite 640, Fort lee, New Jersey 07024. Commencement date of the lease is June 1, 2018. Total amount due under this lease is $411,150.
Total amount due	$ 411,150